Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2014
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Non-financial assets, Total losses	¥ (5,251)
Property and equipment
Identifiable intangible assets	29,010
Goodwill	4,537
Total non-financial assets	33,547
Property and equipment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Non-financial assets, Total losses	(647)
Identifiable intangible assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Non-financial assets, Total losses	(2,573)
Goodwill [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Non-financial assets, Total losses	(2,031)
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Property and equipment
Identifiable intangible assets
Goodwill
Total non-financial assets
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Property and equipment
Identifiable intangible assets
Goodwill
Total non-financial assets
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Property and equipment
Identifiable intangible assets	29,010
Goodwill	4,537
Total non-financial assets	¥ 33,547